Relevant Events (Details) - Schedule of banco de chile reported as essential fact - 12 months ended Dec. 31, 2008 CLF in Millions, $ in Millions	CLP ($)	CLF
November 2, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 02, 2022
Registration number in the Securities Registry	11/2015
Amount		CLF 2,000,000
Maturity date	Feb. 01, 2034
Average rate	3.20%
November 2, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 02, 2022
Registration number in the Securities Registry	11/2015
Amount		2,000,000
Maturity date	Jun. 01, 2034
Average rate	3.20%
November 2, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 02, 2022
Registration number in the Securities Registry	11/2015
Amount		2,000,000
Maturity date	Oct. 01, 2034
Average rate	3.20%
November 14, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 14, 2022
Registration number in the Securities Registry	11/2015
Amount		2,000,000
Maturity date	Aug. 01, 2033
Average rate	2.65%
November 18, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 18, 2022
Registration number in the Securities Registry	11/2015
Amount		500,000
Maturity date	Dec. 01, 2033
Average rate	2.60%
November 21, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 21, 2022
Registration number in the Securities Registry	15/2016
Amount | $	$ 10,000,000,000
Maturity date	May 01, 2027
Average rate	6.33%
November 22, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Nov. 22, 2022
Registration number in the Securities Registry	15/2016
Amount | $	$ 40,000,000,000
Maturity date	May 01, 2027
Average rate	6.30%
December 2, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 02, 2022
Registration number in the Securities Registry	15/2016
Amount | $	$ 38,500,000,000
Maturity date	Jan. 01, 2027
Average rate	6.41%
December 2, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 02, 2022
Registration number in the Securities Registry	11/2015
Amount		550,000
Maturity date	Aug. 01, 2029
Average rate	2.44%
December 5, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 05, 2022
Registration number in the Securities Registry	11/2015
Amount		250,000
Maturity date	Dec. 01, 2033
Average rate	2.31%
December 7, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 07, 2022
Registration number in the Securities Registry	11/2015
Amount		2,000,000
Maturity date	Oct. 01, 2033
Average rate	2.55%
December 7, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 07, 2022
Registration number in the Securities Registry	11/2015
Amount		1,250,000
Maturity date	Dec. 01, 2033
Average rate	2.55%
December 7, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 07, 2022
Registration number in the Securities Registry	11/2022
Amount		4,000,000
Maturity date	Nov. 01, 2035
Average rate	2.60%
December 12, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 12, 2022
Registration number in the Securities Registry	11/2015
Amount		700,000
Maturity date	Jun. 01, 2033
Average rate	2.54%
December 13, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 13, 2022
Registration number in the Securities Registry	11/2015
Amount		1,300,000
Maturity date	Jun. 01, 2033
Average rate	2.55%
December 22, 2022 [Member]
Relevant Events (Details) - Schedule of banco de chile reported as essential fact [Line Items]
Placement date	Dec. 22, 2022
Registration number in the Securities Registry	11/2022
Amount		CLF 4,000,000
Maturity date	Dec. 01, 2035
Average rate	2.52%